Note 3 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Investment [Table Text Block]
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Net carrying amount)
	$	$	$	$
As of December 31, 2022
Trading debt securities
Financial products issued by commercial banks	2,853	19	-	2,872

Total at December 31, 2022	2,853	19	-	2,872

As of December 31, 2023
Trading debt securities
Financial products issued by commercial banks	189	4	-	193

Total at December 31, 2023	189	4	-	193